Supplement dated January 27, 2017
to the Prospectuses, each as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Growth Fund	5/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" and in the “Summary of Columbia VP - Mid Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2011
Brian Neigut	Senior Portfolio Manager	Co-manager	2011
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section of the single fund prospectus and in the “More Information About Columbia VP - Mid Cap Growth Fund" section of the multi-fund prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2011
Brian Neigut	Senior Portfolio Manager	Co-manager	2011
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
Mr. Myers joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined one of the Columbia Management legacy firms or acquired business lines in 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
Mr. Chamberlain joined one of the Columbia Management legacy firms or acquired business lines in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-281 A (1/17)

Supplement dated January 27, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - U.S. Equities Fund	5/1/2016
Effective immediately, the list of portfolio managers for Columbia Management Investment Advisers, LLC, under the caption “Fund Management” in the “Summary of Columbia VP - U.S. Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	2015
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-manager	2015
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-manager	2015
David Hoffman	Senior Portfolio Manager	Co-manager	2015
Peter Albanese	Senior Portfolio Manager	Co-manager	January 2017
The rest of the section, including the portfolio manager information for Columbia Wanger Asset Management, LLC, remains the same.
Effective immediately, the information about the portfolio managers for Columbia Management Investment Advisers, LLC, under the caption “Portfolio Managers” in the “More Information About Columbia VP - U.S. Equities Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	2015
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-manager	2015
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-manager	2015
David Hoffman	Senior Portfolio Manager	Co-manager	2015
Peter Albanese	Senior Portfolio Manager	Co-manager	January 2017
Mr. Condon joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Ginsberg joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.
Dr. Stadlinger joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Mr. Albanese joined the Investment Manager in August 2014. Prior to joining the Investment Manager, Mr. Albanese was a Managing Director and Senior Portfolio Manager at Robeco Investment Management. Mr. Albanese began his investment career in 1991 and earned a B.S. from Stony Brook University and an M.B.A. from the Stern School of Business at New York University.
The rest of the section, including the portfolio manager information for Columbia Wanger Asset Management, LLC, remains the same.
Shareholders should retain this Supplement for future reference.
S-6546-80 A (1/17)

Supplement dated January 27, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund	5/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6538-10 A (1/17)